Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Salaries and related costs		$ 20,896		$ 21,387		$ 30,044
CARES Act funds	[1]	27,605		21,031
Credit balance due to patients and payors		3,945		9,635		3,889
Transaction-related amount due to former owners		3,611	[2]	3,611	[2],[3]	3,611	[3]
Transaction-related costs		6,574	[4]	2,547	[4],[5]	367	[5]
Revenue cycle management costs		1,479		2,469		918
Deferred rent	[6]					13,348
Other		7,469		10,010		7,201
Total		$ 71,579		$ 70,690		$ 59,378

[1]	Includes current portion of MAAPP funds received and deferred employer Social Security tax payments.
[2]	Represents the amount due to former owners related to the Company's utilization of net operating loss carryforwards generated prior to its acquisition of ATI Holdings Acquisition, Inc.
[3]	Represents the amount due to former owners related to the Company's utilization of net operating loss carryforwards generated prior to the 2016 Transaction.
[4]	Represents costs related to public readiness initiatives and corporate transactions.
[5]	Represents costs related to public readiness initiatives and potential corporate transactions.
[6]	Due to the adoption of ASC 842, deferred rent was reclassified and included in the measurement of the Company's ROU assets for all reporting periods after January 1, 2020.